High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Basic Materials (3.8%)
Alpha 2 BV
8.750%, 6/1/23 144A	950,000	924
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 2/1/25 144A	2,850,000	2,750
Clearwater Paper Corp.
5.375%, 2/1/25 144A	3,350,000	3,124
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	2,400,000	2,244
Crown Holdings, Inc.
4.250%, 9/30/26	250,000	242
Freeport-McMoRan, Inc.
3.550%, 3/1/22	175,000	173
3.875%, 3/15/23	3,300,000	3,253
5.400%, 11/14/34	2,850,000	2,593
Hexion, Inc.
6.625%, 4/15/20	3,175,000	2,651
HudBay Minerals, Inc.
7.250%, 1/15/23 144A	600,000	620
7.625%, 1/15/25 144A	2,075,000	2,127
Platform Specialty Products Corp.
5.875%, 12/1/25 144A	1,650,000	1,656
PQ Corp.
5.750%, 12/15/25 144A	1,000,000	974
Starfruit Finco BV / Starfruit US Holdco LLC
8.000%, 10/1/26 144A	2,850,000	2,879
Steel Dynamics, Inc.
5.125%, 10/1/21	620,000	625
5.500%, 10/1/24	930,000	960
Teck Resources, Ltd.
6.000%, 8/15/40	850,000	883
6.125%, 10/1/35	1,075,000	1,145
8.500%, 6/1/24 144A	825,000	885

Total		30,708

Communications (17.2%)
Acosta, Inc.
7.750%, 10/1/22 144A	2,850,000	442
Altice France SA
8.125%, 2/1/27 144A	800,000	808
Altice Luxembourg SA
7.625%, 2/15/25 144A	3,875,000	3,395
7.750%, 5/15/22 144A	200,000	200
AMC Networks, Inc.
4.750%, 8/1/25	1,550,000	1,538
5.000%, 4/1/24	2,000,000	2,010
Anixter, Inc.
6.000%, 12/1/25 144A	975,000	1,024
Cablevision Systems Corp.
5.875%, 9/15/22	2,225,000	2,325
CBS Radio, Inc.
7.250%, 11/1/24 144A	2,100,000	2,089
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 2/1/28 144A	2,000,000	1,977
5.125%, 5/1/27 144A	1,975,000	1,987
5.250%, 9/30/22	1,350,000	1,375

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Communications continued
5.375%, 5/1/25 144A	650,000	671
5.500%, 5/1/26 144A	550,000	568
5.750%, 9/1/23	1,000,000	1,020
5.750%, 1/15/24	3,650,000	3,746
5.750%, 2/15/26 144A	2,350,000	2,462
5.875%, 4/1/24 144A	575,000	601
5.875%, 5/1/27 144A	875,000	908
Clear Channel International BV
8.750%, 12/15/20 144A	375,000	385
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22	2,925,000	2,987
CommScope Technologies LLC
6.000%, 6/15/25 144A	375,000	365
CommScope, Inc.
5.500%, 6/15/24 144A	350,000	343
CSC Holdings LLC
5.125%, 12/15/21 144A	3,335,000	3,339
5.250%, 6/1/24	1,650,000	1,675
5.375%, 7/15/23 144A	1,100,000	1,121
5.500%, 5/15/26 144A	650,000	668
5.500%, 4/15/27 144A	2,425,000	2,476
6.500%, 2/1/29 144A	675,000	718
6.625%, 10/15/25 144A	1,250,000	1,325
7.500%, 4/1/28 144A	1,750,000	1,875
7.750%, 7/15/25 144A	1,450,000	1,555
Digicel Group One, Ltd.
8.250%, 12/30/22 144A	102,000	62
Digicel Group Two, Ltd.
8.250%, 9/30/22 144A	98,000	33
DISH DBS Corp.
5.000%, 3/15/23	1,810,000	1,629
5.875%, 7/15/22	355,000	344
5.875%, 11/15/24	3,250,000	2,730
7.750%, 7/1/26	1,475,000	1,283
Gray Escrow, Inc.
7.000%, 5/15/27 144A	750,000	797
Gray Television, Inc.
5.125%, 10/15/24 144A	675,000	677
5.875%, 7/15/26 144A	2,300,000	2,341
iHeartCommunications, Inc.
9.000%, 3/1/21 *, ℓ	600,000	423
9.000%, 9/15/22 *, ℓ	1,515,000	1,068
Intelsat Jackson Holdings SA
5.500%, 8/1/23	1,800,000	1,598
8.000%, 2/15/24 144A	625,000	652
8.500%, 10/15/24 144A	2,450,000	2,383
9.750%, 7/15/25 144A	950,000	965
LIN Television Corp.
5.875%, 11/15/22	550,000	564
Match Group, Inc.
5.000%, 12/15/27 144A	1,150,000	1,159
6.375%, 6/1/24	725,000	762
Nexstar Broadcasting, Inc.
6.125%, 2/15/22 144A	1,850,000	1,878
Nexstar Escrow Corp.
5.625%, 8/1/24 144A	2,825,000	2,867

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Communications continued
Outdoor Americas Capital LLC / Outfront Media Capital Corp.
5.875%, 3/15/25	675,000	692
Radio One, Inc.
7.375%, 4/15/22 144A	1,625,000	1,568
SFR Group SA
6.250%, 5/15/24 144A	850,000	856
7.375%, 5/1/26 144A	5,525,000	5,415
Sinclair Television Group, Inc.
5.125%, 2/15/27 144A	1,375,000	1,317
5.375%, 4/1/21	1,370,000	1,370
5.625%, 8/1/24 144A	825,000	832
5.875%, 3/15/26 144A	575,000	579
6.125%, 10/1/22	990,000	1,007
Sirius XM Radio, Inc.
4.625%, 5/15/23 144A	550,000	556
5.000%, 8/1/27 144A	775,000	775
5.375%, 4/15/25 144A	1,100,000	1,129
5.375%, 7/15/26 144A	1,675,000	1,704
6.000%, 7/15/24 144A	2,185,000	2,264
Sprint Capital Corp.
6.875%, 11/15/28	2,300,000	2,211
Sprint Communications, Inc.
6.000%, 11/15/22	700,000	705
Sprint Corp.
7.125%, 6/15/24	1,150,000	1,167
7.625%, 2/15/25	2,075,000	2,117
7.625%, 3/1/26	1,200,000	1,218
7.875%, 9/15/23	5,740,000	6,027
TEGNA, Inc.
5.125%, 7/15/20	980,000	982
5.500%, 9/15/24 144A	495,000	500
6.375%, 10/15/23	700,000	723
Telenet Finance Luxembourg Notes SARL
5.500%, 3/1/28 144A	4,400,000	4,312
T-Mobile USA, Inc.
4.500%, 2/1/26	525,000	525
4.750%, 2/1/28	275,000	273
5.125%, 4/15/25	2,700,000	2,764
5.375%, 4/15/27	350,000	362
6.000%, 3/1/23	775,000	796
6.375%, 3/1/25	1,460,000	1,520
6.500%, 1/15/24	425,000	441
6.500%, 1/15/26	875,000	934
Tribune Media Co.
5.875%, 7/15/22	3,425,000	3,496
Unitymedia Hessen GmbH & Co., KG / Unitymedia NRW GmbH
5.000%, 1/15/25 144A	1,250,000	1,275
Unitymedia KabelBW GmbH
6.125%, 1/15/25 144A	2,525,000	2,621
VeriSign, Inc.
4.750%, 7/15/27	275,000	275
5.250%, 4/1/25	350,000	367
Virgin Media Finance PLC
5.750%, 1/15/25 144A	3,475,000	3,536
Virgin Media Secured Finance PLC
5.250%, 1/15/26 144A	3,175,000	3,195
5.500%, 8/15/26 144A	425,000	432

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Communications continued
Ziggo Bond Co. BV
5.875%, 1/15/25 144A	625,000	617
6.000%, 1/15/27 144A	2,000,000	1,920
Ziggo BV
5.500%, 1/15/27 144A	2,425,000	2,401

Total		139,969

Consumer, Cyclical (12.6%)
1011778 BC Unlimited Liability Co. / New Red Finance, Inc.
4.250%, 5/15/24 144A	1,000,000	990
5.000%, 10/15/25 144A	4,875,000	4,816
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	3,450,000	2,536
American Axle & Manufacturing, Inc.
6.250%, 3/15/26	350,000	338
6.500%, 4/1/27	2,875,000	2,789
American Builders & Contractors Supply Co., Inc.
5.750%, 12/15/23 144A	125,000	128
5.875%, 5/15/26 144A	3,100,000	3,143
Aramark Services, Inc.
5.000%, 4/1/25 144A	1,450,000	1,485
5.000%, 2/1/28 144A	1,525,000	1,519
5.125%, 1/15/24	1,525,000	1,569
Argos Merger Sub, Inc.
7.125%, 3/15/23 144A	1,000,000	745
BCD Acquisition, Inc.
9.625%, 9/15/23 144A	1,100,000	1,166
Beacon Escrow Corp.
4.875%, 11/1/25 144A	550,000	522
Boyd Gaming Corp.
6.000%, 8/15/26	425,000	436
6.375%, 4/1/26	775,000	802
6.875%, 5/15/23	2,050,000	2,129
CD&R Waterworks Merger Sub LLC
6.125%, 8/15/25 144A	2,750,000	2,689
CRC Escrow Issuer LLC / CRC Finco, Inc.
5.250%, 10/15/25 144A	4,200,000	4,053
Dana Financing Luxembourg Sarl
5.750%, 4/15/25 144A	550,000	550
6.500%, 6/1/26 144A	2,800,000	2,856
Eldorado Resorts, Inc.
6.000%, 4/1/25	1,800,000	1,822
6.000%, 9/15/26	325,000	330
EMI Music Publishing Group North America Holdings, Inc.
7.625%, 6/15/24 144A	1,800,000	1,908
Ferrellgas LP / Ferrellgas Finance Corp.
6.500%, 5/1/21	850,000	745
6.750%, 1/15/22	2,300,000	2,007
6.750%, 6/15/23	1,375,000	1,200
GLP Capital LP / GLP Financing II, Inc.
5.375%, 4/15/26	500,000	522
The Goodyear Tire & Rubber Co.
4.875%, 3/15/27	375,000	343
5.000%, 5/31/26	1,450,000	1,383
5.125%, 11/15/23	250,000	250
Hanesbrands, Inc.
4.625%, 5/15/24 144A	425,000	426
4.875%, 5/15/26 144A	875,000	863

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Hilton Domestic Operating Co., Inc.
5.125%, 5/1/26 144A	1,825,000	1,852
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	725,000	732
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	3,375,000	3,206
JB Poindexter & Co., Inc.
7.125%, 4/15/26 144A	1,450,000	1,454
KAR Auction Services, Inc.
5.125%, 6/1/25 144A	1,425,000	1,409
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	540
5.000%, 6/1/24 144A	800,000	816
5.250%, 6/1/26 144A	1,600,000	1,615
Live Nation Entertainment, Inc.
4.875%, 11/1/24 144A	600,000	604
MGM Resorts International
4.625%, 9/1/26	150,000	146
5.500%, 4/15/27	400,000	406
5.750%, 6/15/25	1,175,000	1,218
6.000%, 3/15/23	2,275,000	2,400
6.625%, 12/15/21	1,040,000	1,111
6.750%, 10/1/20	510,000	535
Michaels Stores, Inc.
5.875%, 12/15/20 144A	1,875,000	1,877
Mohegan Tribal Gaming Authority
7.875%, 10/15/24 144A	2,225,000	2,208
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 5/15/26 144A	450,000	459
8.500%, 5/15/27 144A	3,200,000	3,208
Party City Holdings, Inc.
6.125%, 8/15/23 144A	2,600,000	2,632
6.625%, 8/1/26 144A	1,700,000	1,691
Penn National Gaming, Inc.
5.625%, 1/15/27 144A	1,150,000	1,118
Performance Food Group, Inc.
5.500%, 6/1/24 144A	325,000	328
Red Rock Resorts, Inc.
5.000%, 10/1/25 144A	2,150,000	2,118
Rite Aid Corp.
6.125%, 4/1/23 144A	600,000	497
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21 144A	3,050,000	3,058
Sabre GLBL, Inc.
5.375%, 4/15/23 144A	750,000	767
Six Flags Entertainment Corp.
4.875%, 7/31/24 144A	850,000	837
5.500%, 4/15/27 144A	3,725,000	3,683
Stars Group Holdings BV
7.000%, 7/15/26 144A	3,200,000	3,336
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.500%, 6/1/24	3,425,000	3,336
5.750%, 3/1/25	275,000	266
5.875%, 3/1/27	900,000	853

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 144A	1,700,000	1,680
VOC Escrow, Ltd.
5.000%, 2/15/28 144A	1,400,000	1,361
The William Carter Co.
5.625%, 3/15/27 144A	225,000	233
WMG Acquisition Corp.
5.500%, 4/15/26 144A	250,000	257
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 144A	1,750,000	1,776

Total		102,683

Consumer, Non-cyclical (21.5%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	575,000	579
6.500%, 3/1/24	3,550,000	3,639
Air Medical Merger Sub Corp.
6.375%, 5/15/23 144A	3,575,000	3,003
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertsons’s LLC
5.750%, 3/15/25	4,575,000	4,341
6.625%, 6/15/24	1,600,000	1,616
7.500%, 3/15/26 144A	675,000	694
Avantor, Inc.
6.000%, 10/1/24 144A	825,000	856
9.000%, 10/1/25 144A	3,525,000	3,820
B&G Foods, Inc.
5.250%, 4/1/25	3,400,000	3,260
Bausch Health Cos., Inc.
5.750%, 8/15/27 144A	775,000	794
Centene Escrow I Corp.
5.375%, 6/1/26 144A	1,200,000	1,251
Charles River Laboratories International, Inc.
5.500%, 4/1/26 144A	600,000	622
CHS / Community Health Systems, Inc.
6.250%, 3/31/23	1,550,000	1,455
6.875%, 2/1/22	2,185,000	1,453
8.000%, 3/15/26 144A	875,000	837
8.625%, 1/15/24 144A	750,000	751
Crimson Merger Sub, Inc.
6.625%, 5/15/22 144A	7,175,000	6,798
Eagle Holding Co. II LLC
7.625%, 5/15/22 144A	1,150,000	1,160
Endo Finance LLC / Endo Finco, Inc.
6.000%, 7/15/23 144A	1,955,000	1,505
6.000%, 2/1/25 144A	3,400,000	2,465
Enterprise Merger Sub, Inc.
8.750%, 10/15/26 144A	2,925,000	2,607
Financial & Risk US Holdings, Inc.
6.250%, 5/15/26 144A	600,000	608
8.250%, 11/15/26 144A	3,600,000	3,533
First Quality Finance Co., Inc.
4.625%, 5/15/21 144A	2,435,000	2,429
5.000%, 7/1/25 144A	425,000	413
Gartner, Inc.
5.125%, 4/1/25 144A	850,000	859
GW Honos Security Corp.
8.750%, 5/15/25 144A	2,550,000	2,429
HCA Healthcare, Inc.
6.250%, 2/15/21	1,385,000	1,455

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
HCA, Inc.
5.000%, 3/15/24	750,000	794
5.375%, 2/1/25	2,250,000	2,385
5.375%, 9/1/26	975,000	1,026
5.625%, 9/1/28	650,000	687
5.875%, 3/15/22	1,475,000	1,585
5.875%, 5/1/23	2,520,000	2,687
5.875%, 2/15/26	2,825,000	3,051
5.875%, 2/1/29	550,000	593
6.500%, 2/15/20	1,485,000	1,528
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
6.375%, 8/1/23 144A	6,675,000	6,800
Lamb Weston Holdings, Inc.
4.875%, 11/1/26 144A	1,075,000	1,090
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A	4,600,000	3,588
5.625%, 10/15/23 144A	2,775,000	2,303
MEDNAX, Inc.
5.250%, 12/1/23 144A	425,000	430
6.250%, 1/15/27 144A	1,825,000	1,846
MPH Acquisition Holdings LLC
7.125%, 6/1/24 144A	5,650,000	5,636
The Nielsen Co. Luxembourg SARL
5.000%, 2/1/25 144A	875,000	843
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 4/15/22 144A	2,000,000	1,980
Polaris Intermediate Corp.
8.500%, 12/1/22 144A	2,200,000	2,170
Post Holdings, Inc.
5.000%, 8/15/26 144A	2,375,000	2,310
5.500%, 3/1/25 144A	1,275,000	1,289
5.625%, 1/15/28 144A	975,000	968
5.750%, 3/1/27 144A	3,775,000	3,789
Prestige Brands, Inc.
5.375%, 12/15/21 144A	3,475,000	3,501
6.375%, 3/1/24 144A	3,525,000	3,587
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	2,750,000	2,853
Sotera Health Holdings LLC
6.500%, 5/15/23 144A	4,450,000	4,483
Sotera Health Topco, Inc.
8.125%, 11/1/21 144A	2,900,000	2,864
Star Merger Sub, Inc.
6.875%, 8/15/26 144A	975,000	997
10.250%, 2/15/27 144A	3,500,000	3,592
Surgery Center Holdings, Inc.
6.750%, 7/1/25 144A	2,625,000	2,376
8.875%, 4/15/21 144A	250,000	262
Team Health Holdings, Inc.
6.375%, 2/1/25 144A	5,900,000	4,786
Teleflex, Inc.
4.625%, 11/15/27	450,000	446
5.250%, 6/15/24	1,750,000	1,790
Tenet Healthcare Corp.
4.500%, 4/1/21	380,000	386
4.625%, 7/15/24	850,000	852
5.125%, 5/1/25	2,400,000	2,412

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
6.750%, 6/15/23	3,125,000	3,219
7.000%, 8/1/25	925,000	937
United Rentals North America, Inc.
4.875%, 1/15/28	2,075,000	2,018
5.500%, 7/15/25	225,000	230
5.500%, 5/15/27	1,750,000	1,768
5.875%, 9/15/26	850,000	879
6.500%, 12/15/26	600,000	632
US Foods, Inc.
5.875%, 6/15/24 144A	3,225,000	3,302
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23 144A	1,298,000	1,304
5.500%, 11/1/25 144A	725,000	740
5.875%, 5/15/23 144A	1,550,000	1,566
6.125%, 4/15/25 144A	5,250,000	5,198
6.500%, 3/15/22 144A	150,000	155
7.000%, 3/15/24 144A	700,000	741
8.500%, 1/31/27 144A	3,150,000	3,339
9.000%, 12/15/25 144A	1,250,000	1,358
9.250%, 4/1/26 144A	525,000	575
Vizient, Inc.
10.375%, 3/1/24 144A	3,000,000	3,260
WellCare Health Plans, Inc.
5.375%, 8/15/26 144A	625,000	654
West Street Merger Sub, Inc.
6.375%, 9/1/25 144A	3,950,000	3,841

Total		175,513

Energy (13.2%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	2,000,000	2,016
5.750%, 3/1/27 144A	1,150,000	1,167
Antero Resources Corp.
5.125%, 12/1/22	140,000	141
5.625%, 6/1/23	1,000,000	1,014
Apergy Corp.
6.375%, 5/1/26	300,000	304
Archrock Partners LP
6.875%, 4/1/27 144A	1,675,000	1,708
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/1/26 144A	275,000	264
Ascent Resources Utica LLC / AEU Finance Corp.
1.000%, 4/1/22 144A	900,000	986
Berry Petroleum Co. LLC
7.000%, 2/15/26 144A	1,200,000	1,188
Callon Petroleum Co.
6.125%, 10/1/24	1,502,000	1,510
6.375%, 7/1/26	900,000	902
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	1,975,000	1,940
8.250%, 7/15/25	425,000	440
Centennial Resource Production LLC
6.875%, 4/1/27 144A	1,325,000	1,338
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	500,000	524
5.875%, 3/31/25	1,725,000	1,876
7.000%, 6/30/24	1,025,000	1,157

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Energy continued
Cheniere Energy Partners LP
5.250%, 10/1/25	2,850,000	2,914
5.625%, 10/1/26 144A	1,200,000	1,230
Chesapeake Energy Corp.
5.750%, 3/15/23	225,000	219
7.000%, 10/1/24	1,225,000	1,222
8.000%, 1/15/25	425,000	433
8.000%, 6/15/27	2,675,000	2,635
CNX Midstream Finance Corp.
6.500%, 3/15/26 144A	2,900,000	2,806
Coeur Mining, Inc.
5.875%, 6/1/24	1,850,000	1,781
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25 144A	2,975,000	2,856
CVR Refining LLC / Coffeyville Finance, Inc.
6.500%, 11/1/22	3,150,000	3,181
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, 1/30/26 144A	375,000	385
5.750%, 1/30/28 144A	750,000	787
Energy Transfer Operating LP
5.875%, 1/15/24	750,000	820
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/1/21	3,000,000	3,128
EP Energy LLC / Everest Acquisition Finance, Inc.
6.375%, 6/15/23	350,000	68
8.000%, 11/29/24 144A	1,850,000	1,022
Gulfport Energy Corp.
6.000%, 10/15/24	550,000	499
6.375%, 5/15/25	1,025,000	928
6.375%, 1/15/26	425,000	376
6.625%, 5/1/23	875,000	849
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 8/1/24 144A	3,275,000	3,380
Jagged Peak Energy LLC
5.875%, 5/1/26	1,150,000	1,140
Laredo Petroleum, Inc.
5.625%, 1/15/22	1,250,000	1,142
6.250%, 3/15/23	400,000	357
NuStar Logistics LP
5.625%, 4/28/27	2,725,000	2,722
Oasis Petroleum, Inc.
6.250%, 5/1/26 144A	2,050,000	1,953
6.875%, 3/15/22	611,000	617
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 8/15/25 144A	425,000	419
5.375%, 1/15/25 144A	450,000	450
5.625%, 10/15/27 144A	1,225,000	1,222
6.250%, 6/1/24 144A	300,000	310
PDC Energy, Inc.
5.750%, 5/15/26	1,575,000	1,540
6.125%, 9/15/24	575,000	575
Precision Drilling Corp.
5.250%, 11/15/24	225,000	210
6.500%, 12/15/21	171,801	173
7.125%, 1/15/26 144A	1,025,000	1,016
7.750%, 12/15/23	1,000,000	1,028

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Energy continued
QEP Resources, Inc.
5.250%, 5/1/23	575,000	542
5.625%, 3/1/26	975,000	882
Range Resources Corp.
4.875%, 5/15/25	1,525,000	1,414
5.750%, 6/1/21	955,000	969
SESI LLC
7.125%, 12/15/21	1,850,000	1,658
7.750%, 9/15/24	2,600,000	2,152
Shelf Drilling Holdings, Ltd.
8.250%, 2/15/25 144A	1,900,000	1,800
SM Energy Co.
5.625%, 6/1/25	1,000,000	925
6.625%, 1/15/27	250,000	238
6.750%, 9/15/26	1,300,000	1,246
Southwestern Energy Co.
7.750%, 10/1/27	1,550,000	1,583
SRC Energy, Inc.
6.250%, 12/1/25	1,925,000	1,719
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 8/15/22	2,680,000	2,653
5.750%, 4/15/25	2,275,000	2,147
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	150,000	152
5.500%, 2/15/26	775,000	767
5.875%, 3/15/28	900,000	893
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,400,000	1,377
5.125%, 2/1/25	1,425,000	1,454
5.375%, 2/1/27	2,150,000	2,198
5.875%, 4/15/26 144A	1,025,000	1,083
6.500%, 7/15/27 144A	125,000	135
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	173
5.000%, 1/31/28 144A	2,550,000	2,461
6.625%, 6/15/25 144A	950,000	995
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
6.250%, 10/15/22	503,000	517
6.375%, 5/1/24	575,000	602
TransMontaigne Partners LP / TLP Finance Corp.
6.125%, 2/15/26	900,000	846
Ultra Resources, Inc.
6.875%, 4/15/22 144A	350,000	112
7.125%, 4/15/25 144A	1,325,000	272
USA Compression Finance Corp.
6.875%, 4/1/26	2,875,000	2,940
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27 144A	725,000	737
Weatherford International LLC
6.800%, 6/15/37	175,000	99
Weatherford International, Ltd.
7.000%, 3/15/38	1,150,000	656
8.250%, 6/15/23	1,400,000	991
Whiting Petroleum Corp.
6.250%, 4/1/23	1,150,000	1,156

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.625%, 1/15/26	1,600,000	1,568
WPX Energy, Inc.
5.250%, 9/15/24	500,000	505
5.750%, 6/1/26	425,000	431

Total		107,916

Financial (6.1%)
Acrisure LLC / Acrisure Finance, Inc.
7.000%, 11/15/25 144A	2,700,000	2,430
8.125%, 2/15/24 144A	1,075,000	1,114
Ally Financial, Inc.
3.750%, 11/18/19	1,950,000	1,955
5.750%, 11/20/25	3,725,000	3,968
AmWINS Group, Inc.
7.750%, 7/1/26 144A	2,475,000	2,475
Ardonagh Midco 3 PLC
8.625%, 7/15/23 144A	675,000	577
AssuredPartners, Inc.
7.000%, 8/15/25 144A	2,925,000	2,706
HUB International, Ltd.
7.000%, 5/1/26 144A	7,375,000	7,301
KIRS Midco 3 PLC
8.625%, 7/15/23 144A	2,150,000	1,838
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	475,000	496
National Financial Partners Corp.
6.875%, 7/15/25 144A	3,425,000	3,271
Navient Corp.
5.500%, 1/25/23	250,000	250
5.875%, 10/25/24	2,525,000	2,443
6.125%, 3/25/24	2,325,000	2,322
6.500%, 6/15/22	200,000	209
6.750%, 6/25/25	325,000	322
6.750%, 6/15/26	350,000	335
7.250%, 9/25/23	1,150,000	1,215
Quicken Loans, Inc.
5.250%, 1/15/28 144A	950,000	889
5.750%, 5/1/25 144A	4,350,000	4,361
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
6.750%, 6/1/25 144A	5,425,000	5,466
USIS Merger Sub, Inc.
6.875%, 5/1/25 144A	3,400,000	3,302
Vantiv LLC
4.375%, 11/15/25 144A	375,000	386

Total		49,631

Industrial (12.8%)
ARD Finance SA
7.125%, 9/15/23	3,650,000	3,636
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.625%, 5/15/23 144A	525,000	528
6.000%, 2/15/25 144A	2,600,000	2,600
7.250%, 5/15/24 144A	2,000,000	2,107
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	600,000	611
5.250%, 5/15/24 144A	325,000	335
5.500%, 1/15/23 144A	200,000	205

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Berry Plastics Corp.
5.125%, 7/15/23	1,150,000	1,167
5.500%, 5/15/22	4,205,000	4,268
6.000%, 10/15/22	275,000	283
BWAY Holding Co.
5.500%, 4/15/24 144A	2,175,000	2,159
7.250%, 4/15/25 144A	5,725,000	5,521
CFX Escrow Corp.
6.000%, 2/15/24 144A	525,000	547
6.375%, 2/15/26 144A	450,000	479
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 2/1/26	1,175,000	1,181
Energizer Holdings, Inc.
5.500%, 6/15/25 144A	225,000	223
6.375%, 7/15/26 144A	1,400,000	1,435
7.750%, 1/15/27 144A	1,375,000	1,466
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	5,000,000	4,775
7.875%, 7/15/26 144A	2,975,000	2,871
Gates Global LLC / Gates Global Co.
6.000%, 7/15/22 144A	2,951,000	2,963
Greif, Inc.
6.500%, 3/1/27 144A	825,000	844
The Hillman Group, Inc.
6.375%, 7/15/22 144A	2,900,000	2,596
JPW Industries Holding Corp.
9.000%, 10/1/24 144A	225,000	220
Koppers, Inc.
6.000%, 2/15/25 144A	2,750,000	2,688
Masonite International Corp.
5.625%, 3/15/23 144A	640,000	654
5.750%, 9/15/26 144A	700,000	716
Multi-Color Corp.
4.875%, 11/1/25 144A	950,000	981
6.125%, 12/1/22 144A	3,125,000	3,219
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	1,975,000	2,010
5.875%, 8/15/23 144A	900,000	943
6.375%, 8/15/25 144A	325,000	340
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	550,000	547
5.250%, 8/15/22 144A	775,000	794
5.500%, 2/15/24 144A	6,100,000	6,329
Pisces Midco, Inc.
8.000%, 4/15/26 144A	2,275,000	2,043
Resideo Funding, Inc.
6.125%, 11/1/26 144A	625,000	645
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
5.750%, 10/15/20	3,057,535	3,061
6.875%, 2/15/21	268,566	270
7.000%, 7/15/24 144A	2,575,000	2,653
Sealed Air Corp.
4.875%, 12/1/22 144A	1,375,000	1,419
5.125%, 12/1/24 144A	1,950,000	2,020
Sensata Technologies BV
5.625%, 11/1/24 144A	950,000	1,012
Standard Industries, Inc.
4.750%, 1/15/28 144A	350,000	334

High Yield Bond Portfolio

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Industrial continued
5.000%, 2/15/27 144A	3,100,000	3,000
6.000%, 10/15/25 144A	1,625,000	1,702
Stevens Holding Co., Inc.
6.125%, 10/1/26 144A	450,000	464
Tervita Escrow Corp.
7.625%, 12/1/21 144A	2,350,000	2,332
Titan Acquisition, Ltd. / Titan Co-Borrower LLC
7.750%, 4/15/26 144A	1,850,000	1,596
TransDigm UK Holdings PLC
6.875%, 5/15/26 144A	325,000	323
TransDigm, Inc.
6.000%, 7/15/22	520,000	528
6.250%, 3/15/26 144A	2,250,000	2,334
6.375%, 6/15/26	1,850,000	1,831
6.500%, 7/15/24	4,875,000	5,009
6.500%, 5/15/25	300,000	305
7.500%, 3/15/27 144A	350,000	358
Trident Merger Sub, Inc.
6.625%, 11/1/25 144A	2,225,000	2,080
TTM Technologies, Inc.
5.625%, 10/1/25 144A	1,675,000	1,610
USG Corp.
4.875%, 6/1/27 144A	700,000	707
WESCO Distribution, Inc.
5.375%, 12/15/21	2,780,000	2,808
5.375%, 6/15/24	1,750,000	1,772

Total		104,457

Other Holdings (–%)
General Motors Co. Escrow
7.200%, 1/15/49 *,Æ, ℓ	610,000	—
8.375%, 7/15/49 *,Æ, ℓ	4,865,000	—

Total		—

Technology (6.8%)
Banff Merger Sub, Inc.
9.750%, 9/1/26 144A	3,450,000	3,347
CDW LLC / CDW Finance Corp.
5.000%, 9/1/25	350,000	359
5.500%, 12/1/24	2,075,000	2,181
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.875%, 6/15/21 144A	450,000	459
7.125%, 6/15/24 144A	3,800,000	4,029
Entegris, Inc.
4.625%, 2/10/26 144A	1,375,000	1,361
First Data Corp.
5.375%, 8/15/23 144A	2,000,000	2,044
5.750%, 1/15/24 144A	4,975,000	5,116
IMS Health, Inc.
5.000%, 10/15/26 144A	2,250,000	2,302
Inception Merger Sub, Inc. / Rackspace Hosting, Inc.
8.625%, 11/15/24 144A	3,700,000	3,296
Infor Software Parent LLC / Infor Software Parent, Inc.
7.125%, 5/1/21 144A	4,160,000	4,171
Infor US, Inc.
6.500%, 5/15/22	4,050,000	4,106
Informatica LLC
7.125%, 7/15/23 144A	3,450,000	3,515

Corporate Bonds (95.9%)	Shares/ Par +	Value $ (000’s)
Technology continued
JDA Escrow LLC / JDA Bond Finance, Inc.
7.375%, 10/15/24 144A	3,250,000	3,331
MSCI, Inc.
5.750%, 8/15/25 144A	775,000	814
NCR Corp.
4.625%, 2/15/21	675,000	674
5.875%, 12/15/21	1,450,000	1,474
6.375%, 12/15/23	520,000	535
Nuance Communications, Inc.
5.625%, 12/15/26	1,400,000	1,435
6.000%, 7/1/24	1,375,000	1,412
Riverbed Technology, Inc.
8.875%, 3/1/23 144A	1,975,000	1,491
Sensata Technologies UK Financing Co. PLC
6.250%, 2/15/26 144A	200,000	212
Solera LLC / Solera Finance, Inc.
10.500%, 3/1/24 144A	1,100,000	1,192
Sophia LP / Sophia Finance, Inc.
9.000%, 9/30/23 144A	1,450,000	1,504
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	2,325,000	2,348
Western Digital Corp.
4.750%, 2/15/26	2,350,000	2,241

Total		54,949

Utilities (1.9%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	350,000	349
5.625%, 5/20/24	825,000	838
5.750%, 5/20/27	550,000	543
5.875%, 8/20/26	2,400,000	2,397
Calpine Corp.
5.250%, 6/1/26 144A	550,000	547
5.375%, 1/15/23	2,050,000	2,053
5.750%, 1/15/25	1,050,000	1,045
6.000%, 1/15/22 144A	455,000	460
NRG Energy, Inc.
5.750%, 1/15/28	225,000	238
6.250%, 5/1/24	1,750,000	1,805
6.625%, 1/15/27	925,000	995
7.250%, 5/15/26	1,150,000	1,265
Vistra Energy Corp.
5.875%, 6/1/23	225,000	230
Vistra Operations Co. LLC
5.500%, 9/1/26 144A	900,000	936
5.625%, 2/15/27 144A	1,925,000	2,000

Total		15,701

Total Corporate Bonds (Cost: $791,625)		781,527

High Yield Bond Portfolio

Short-Term Investments (3.0%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (3.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390%#	24,172,766	24,173

Total		24,173

Total Short-Term Investments (Cost: $24,173)		24,173

Total Investments (98.9%) (Cost: $815,798)@		805,700

Other Assets, Less Liabilities (1.1%)		9,369

Net Assets (100.0%)		815,069

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $495,112 representing 60.7% of the net assets.

ℓ	Defaulted Security
*	Non income producing
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $815,798 and the net unrealized depreciation of investments based on that cost was $10,098 which is comprised of $13,110 aggregate gross unrealized appreciation and $23,208 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$781,527	$—
Short-Term Investments	24,173	—	—

Total Assets:	$24,173	$781,527	$—

For the period ended March 31, 2019, there were transfers from Level 3 to Level 2 in the amount of $577 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously not priced by a third party vendor.